Trade Receivables and Other Current Assets - Disclosure of Trade Receivables (Detail) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Trade and other receivables [abstract]
Trade receivables	$ 9,741	$ 569
Allowance for expected credit losses	0	0
Total net value of trade receivables	$ 9,741	$ 569